Pension and other post-retirement benefits - Contributions (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 161	SFr 157	SFr 182
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	160	156	181
Contributions made by the Entity to the group defined benefit plan	SFr 422	SFr 389	SFr 415